CONSOLIDATED BALANCE SHEETS (Parenthetical)	Dec. 31, 2013 GBP (£)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 GBP (£)	Sep. 30, 2012 GBP (£)	Dec. 31, 2010 USD ($)	Dec. 31, 2008 GBP (£)	Dec. 31, 2005 USD ($)
Common stock, par value (in dollars per share)	£ 0.01	$ 0.01	£ 0.01	£ 0.01	$ 0.01	£ 0.01	$ 0.01
Common stock, shares authorized	49,800,000	49,800,000	49,800,000
Common stock, shares issued	40,227,953	40,227,953	40,227,953
Common stock, shares outstanding	13,369,809	13,369,809	13,369,809